OTHER ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Payroll and related benefits and taxes	$ 7,258	$ 6,812
Royalties	2,870	3,401
Agent and sales commissions	2,833	2,501
Right-of-use lease liability, current portion	2,599	2,671
Tax liabilities	1,611	1,967
Product warranty liabilities	1,285	1,019
Product marketing	752	869
Manufacturing subcontractor costs	2,165	1,243
Legal and professional services	2,275	221
Other	3,319	1,834
Other accrued expenses	$ 26,967	$ 22,538